OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21781


                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Government Income Fund
                 Schedule of Investments 4/30/2010 (unaudited)
Principal Floating
Amount ($)Rate (d)                                                    Value
                 ASSET BACKED SECURITES - 5.1 %
                 Diversified Financials - 5.1 %
                 Diversified Financial Services - 4.1 %
1,370,441        Small Business Administration Participation, 4.625$1,440,725
1,807,264        Small Business Administration Participation, 4.84%,1,915,437
1,314,294        Small Business Administration Participation, 5.37% 1,417,331
875,145          Small Business Administration Participation, 5.63%  963,551
292,056          Small Business Administration Participation, 5.72%  321,545
884,482          Small Business Administration Participation, 6.02%  987,778
940,425          Small Business Administration Participation, 6.22% 1,037,186
                                                                   $8,083,553
                 Specialized Finance - 1.0 %
2,000,000  0.63  SLMA 2004-10 A6B, Floating Rate Note, 4/27/26     $1,935,600
                 Total Diversified Financials                      $10,019,153
                 TOTAL ASSET BACKED SECURITIES                     $10,019,153
                 (Cost  $9,431,484)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 14.6 %
                 Banks - 0.5 %
                 Thrifts & Mortgage Finance - 0.5 %
858,169          Vendee Mortgage Trust, 5.25%, 1/15/32             $ 909,391
                 Total Banks                                       $ 909,391
                 Diversified Financials - 0.3 %
                 Asset Management & Custody Banks - 0.1 %
133,724          FRHH R001 AE, 4.375%, 4/15/15                     $ 137,509
                 Investment Banking & Brokerage - 0.2 %
115,000          Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/$ 116,201
228,949          Morgan Stanley Dean Witter, 7.145%, 9/3/15          230,416
28,870,106       MSDWC 2000-1345 X, 0.7259%, 9/3/15                   31,757
                                                                   $ 378,374
                 Total Diversified Financials                      $ 515,883
                 Government - 13.8 %
5,633,875        Fannie Mae-Aces, 4.92%, 7/25/20                   $6,026,395
8,543,167        Fannie Mae-Aces, 6.3%, 4/25/19                     9,445,407
1,130,000        Fannie Mae-Aces, 6.52%, 7/25/16                    1,199,253
1,918,082  4.61  Fannie Mae Grantor Trust, Floating Rate Note, 7/25 1,941,623
218,635          Fannie Mae REMICS, 0.58125%, 9/25/20                218,486
510,939          Fannie Mae REMICS, 5.69%, 1/25/32                   544,108
1,925,482        FHR 2931 QB, 4.5%, 3/15/18                         1,999,086
1,000,000        FHR 3211 PB, 5.5%, 2/15/33                         1,069,739
4,300,000        Freddie Mac, 3.8%, 1/15/18                         4,463,808
313,044          Freddie Mac, 5.0%, 8/15/35                          328,595
                                                                   $27,236,500
                 Total Government                                  $27,236,500
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         $28,661,774
                 (Cost  $27,293,630)

                 CORPORATE BONDS - 11.9 %
                 Diversified Financials - 11.9 %
5,000,000        Private Export Funding Corp., 3.55%, 4/15/13      $5,260,495
3,000,000        Private Export Funding Corp., 4.3%, 12/15/21       2,950,971
4,000,000        Private Export Funding Corp., 4.375%, 3/15/19      4,079,176
3,125,000        Private Export Funding Corp., 4.55%, 5/15/15       3,380,394
1,500,000        Private Export Funding Corp., 4.95%, 11/15/15      1,644,933
2,500,000        Private Export Funding Corp., 4.974%, 8/15/13      2,738,670
1,000,000        Private Export Funding Corp., 5.0%, 12/15/16       1,089,888
2,155,000        Private Export Funding Corp., 5.45%, 9/15/17       2,409,462
                                                                   $23,553,989
                 Total Diversified Financials                      $23,553,989
                 TOTAL CORPORATE BONDS                             $23,553,989
                 (Cost  $23,251,984)

                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.6 %
1,400,000        Federal Farm Credit Bank, 4.875%, 1/17/17         $1,531,855
420,122          Federal Home Loan Mortgage Corp., 4.0%, 11/1/13     430,716
2,082,636        Federal Home Loan Mortgage Corp., 4.64%, 11/1/14   2,221,708
144,161          Federal Home Loan Mortgage Corp., 5.5%, 1/1/34      152,903
1,426,919        Federal Home Loan Mortgage Corp., 6.0%,  7/1/37    1,529,776
398,258          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33      433,189
867,564          Federal Home Loan Mortgage Corp., 6.0%, 11/1/33     943,657
99,405           Federal Home Loan Mortgage Corp., 6.0%, 5/1/16      107,079
86,957           Federal Home Loan Mortgage Corp., 6.0%, 6/1/16       93,692
185,594          Federal Home Loan Mortgage Corp., 6.0%, 7/1/36      199,146
1,073,691        Federal Home Loan Mortgage Corp., 6.0%, 7/1/38     1,150,523
126,092          Federal Home Loan Mortgage Corp., 6.0%, 8/1/18      137,157
45,527           Federal Home Loan Mortgage Corp., 6.5%, 5/1/31       50,067
167,884          Federal Home Loan Mortgage Corp., 7.0%, 10/1/46     184,265
52,051           Federal Home Loan Mortgage Corp., 7.0%, 3/1/14       56,181
51,321           Federal Home Loan Mortgage Corp., 7.0%, 6/1/31       57,233
500,000          Federal National Mortgage Association, 10.35%, 12/  692,035
590,847          Federal National Mortgage Association, 4.0%, 9/1/2  613,643
124,619          Federal National Mortgage Association, 4.5%, 10/1/  126,162
249,834          Federal National Mortgage Association, 4.5%, 11/1/  262,674
1,478,791        Federal National Mortgage Association, 4.5%, 4/1/3 1,496,829
1,174,110        Federal National Mortgage Association, 4.987%, 6/1 1,268,145
403,797          Federal National Mortgage Association, 5.0%, 1/1/2  430,468
746,565          Federal National Mortgage Association, 5.0%, 10/1/  778,854
1,688,521        Federal National Mortgage Association, 5.0%, 12/1/ 1,735,694
2,390,348        Federal National Mortgage Association, 5.0%, 2/1/2 2,548,232
729,835          Federal National Mortgage Association, 5.0%, 3/1/2  771,427
1,281,755        Federal National Mortgage Association, 5.0%, 6/1/2 1,354,800
909,341          Federal National Mortgage Association, 5.0%, 7/1/3  948,670
526,833          Federal National Mortgage Association, 5.0%, 8/1/1  559,517
1,487,327        Federal National Mortgage Association, 5.5%, 1/1/3 1,575,885
846,826          Federal National Mortgage Association, 5.5%, 2/1/2  900,465
205,598          Federal National Mortgage Association, 5.72%, 11/1  222,084
88,156           Federal National Mortgage Association, 5.72%, 6/1/   95,440
71,665           Federal National Mortgage Association, 5.75%, 3/1/   77,554
130,704          Federal National Mortgage Association, 5.9% 2/1/28  140,561
161,311          Federal National Mortgage Association, 5.9%, 11/1/  173,477
165,172          Federal National Mortgage Association, 5.9%, 4/1/2  177,629
525,125          Federal National Mortgage Association, 6.0%,  7/1/  563,470
1,052,210        Federal National Mortgage Association, 6.0%, 1/1/3 1,128,057
1,005,540        Federal National Mortgage Association, 6.0%, 11/1/ 1,084,485
367,792          Federal National Mortgage Association, 6.0%, 11/1/  396,668
1,823,222        Federal National Mortgage Association, 6.0%, 12/1/ 1,941,865
588,018          Federal National Mortgage Association, 6.0%, 12/1/  626,282
875,230          Federal National Mortgage Association, 6.5%, 10/1/  940,244
295,631          Federal National Mortgage Association, 6.5%, 7/1/3  325,721
374,699          Federal National Mortgage Association, 7.0%, 10/1/  418,689
67,721           Federal National Mortgage Association, 7.5%, 4/1/1   74,201
43,526           Federal National Mortgage Association, 7.5%, 6/1/1   47,691
67,984           Federal National Mortgage Association, 8.0%, 7/1/1   74,535
955,279          Government National Mortgage Association I, 6.0%,  1,025,999
614,534          Government National Mortgage Association I, 6.0%,   660,221
24,669           Government National Mortgage Association I, 6.5%,    27,119
14,096           Government National Mortgage Association I, 6.5%,    15,496
16,085           Government National Mortgage Association I, 6.5%,    18,027
155,688          Government National Mortgage Association I, 6.5%,   172,025
41,981           Government National Mortgage Association I, 6.5%,    46,386
61,471           Government National Mortgage Association I, 6.5%,    67,576
68,635           Government National Mortgage Association I, 6.5%,    75,451
166,921          Government National Mortgage Association I, 7.0%,   187,483
68,473           Government National Mortgage Association I, 7.0%,    76,873
48,303           Government National Mortgage Association I, 7.0%,    54,229
46,947           Government National Mortgage Association I, 7.0%,    52,731
92,068           Government National Mortgage Association I, 7.0%,   102,788
124,006          Government National Mortgage Association I, 7.0%,   140,104
39,293           Government National Mortgage Association I, 7.5%,    44,504
8,419            Government National Mortgage Association I, 7.5%,    9,512
36,062           Government National Mortgage Association I, 8.0%,    39,262
304,773          Government National Mortgage Association II, 5.0%,  323,967
315,019          Government National Mortgage Association II, 5.0%,  334,796
59,473           Government National Mortgage Association II, 5.9%,   64,577
92,925           Government National Mortgage Association II, 5.9%,  100,900
61,774           Government National Mortgage Association II, 5.9%,   67,256
183,006          Government National Mortgage Association II, 5.9%,  199,246
91,434           Government National Mortgage Association II, 6.0%,   99,819
409,178          Government National Mortgage Association II, 6.0%,  446,368
292,499          Government National Mortgage Association II, 6.0%,  314,432
258,481          Government National Mortgage Association II, 6.0%,  280,598
86,466           Government National Mortgage Association II, 6.0%,   93,047
160,613          Government National Mortgage Association II, 6.0%,  172,547
70,740           Government National Mortgage Association II, 6.45%   77,953
59,763           Government National Mortgage Association II, 6.45%   65,857
58,242           Government National Mortgage Association II, 6.45%   64,180
85,847           Government National Mortgage Association II, 6.5%,   93,785
126,814          Government National Mortgage Association II, 6.5%,  139,840
167,936          Government National Mortgage Association II, 6.5%,  184,305
48,924           Government National Mortgage Association II, 6.5%,   54,181
35,253           Government National Mortgage Association II, 6.5%,   39,041
165,310          Government National Mortgage Association II, 6.5%,  182,645
38,784           Government National Mortgage Association II, 7.0%,   43,464
28,035           Government National Mortgage Association II, 7.0%,   31,419
20,589           Government National Mortgage Association II, 7.0%,   23,052
31,854           Government National Mortgage Association II, 7.0%,   35,593
63,466           Government National Mortgage Association II, 7.0%,   71,015
69,519           Government National Mortgage Association II, 7.0%,   77,909
66,140           Government National Mortgage Association II, 7.0%,   73,959
17,380           Government National Mortgage Association II, 7.5%,   19,577
28,456           Government National Mortgage Association II, 7.5%,   32,051
11,250           Government National Mortgage Association II, 7.5%,   12,671
29,502           Government National Mortgage Association II, 7.5%,   33,230
34,527           Government National Mortgage Association II, 7.5%,   38,890
38,609           Government National Mortgage Association II, 8.0%,   44,299
25,052           Government National Mortgage Association II, 8.0%,   28,743
62,733           Government National Mortgage Association II, 8.0%,   72,261
120              Government National Mortgage Association II, 8.0%,    138
31,726           Government National Mortgage Association II, 8.0%,   36,402
12,633           Government National Mortgage Association II, 9.0%,   14,543
7,495            Government National Mortgage Association II, 9.0%,   8,593
1,510            Government National Mortgage Association II, 9.0%,   1,731
4,319            Government National Mortgage Association II, 9.0%,   4,933
15,000,000       Government National Mortgage Association, 1.5263%, 1,043,955
14,947,915       Government National Mortgage Association, 1.86376% 1,072,633
2,000,000        Government National Mortgage Association, 3.025%,  2,022,887
1,000,000        Government National Mortgage Association, 4.07%, 1 1,035,559
97,395           Government National Mortgage Association, 4.5%, 12  102,887
205,233          Government National Mortgage Association, 4.5%, 4/  217,138
251,707          Government National Mortgage Association, 4.5%, 4/  265,587
436,050          Government National Mortgage Association, 4.5%, 6/  460,642
367,573          Government National Mortgage Association, 4.5%, 6/  388,302
750,000          Government National Mortgage Association, 4.5%, 7/  770,199
116,901          Government National Mortgage Association, 4.5%, 8/  123,493
2,000,000        Government National Mortgage Association, 4.824%,  2,035,032
161,918          Government National Mortgage Association, 5.0%, 1/  171,953
357,862          Government National Mortgage Association, 5.0%, 2/  381,834
4,000,000        Government National Mortgage Association, 5.121%,  4,324,513
370,302          Government National Mortgage Association, 5.5%, 1/  398,650
280,763          Government National Mortgage Association, 5.5%, 10  302,593
234,419          Government National Mortgage Association, 5.5%, 10  250,616
130,711          Government National Mortgage Association, 5.5%, 4/  140,874
165,699          Government National Mortgage Association, 5.5%, 4/  177,455
293,056          Government National Mortgage Association, 5.5%, 5/  313,625
62,445           Government National Mortgage Association, 5.5%, 6/   67,300
446,183          Government National Mortgage Association, 5.5%, 8/  477,500
142,178          Government National Mortgage Association, 5.5%, 9/  152,272
75,171           Government National Mortgage Association, 5.72%, 1   81,159
166,069          Government National Mortgage Association, 5.72%, 4  179,256
80,648           Government National Mortgage Association, 5.72%, 5   87,447
78,034           Government National Mortgage Association, 5.75%, 4   84,525
79,704           Government National Mortgage Association, 5.75%, 4   86,334
97,416           Government National Mortgage Association, 5.75%, 5  105,519
516,161          Government National Mortgage Association, 5.75%, 6  559,095
45,377           Government National Mortgage Association, 6.0%, 1/   49,122
137,902          Government National Mortgage Association, 6.0%, 1/  149,835
218,767          Government National Mortgage Association, 6.0%, 1/  238,292
329,163          Government National Mortgage Association, 6.0%, 1/  358,469
16,628           Government National Mortgage Association, 6.0%, 10   18,109
45,483           Government National Mortgage Association, 6.0%, 10   49,532
126,604          Government National Mortgage Association, 6.0%, 10  137,875
220,137          Government National Mortgage Association, 6.0%, 10  239,736
140,992          Government National Mortgage Association, 6.0%, 10  153,545
540,164          Government National Mortgage Association, 6.0%, 10  584,879
142,606          Government National Mortgage Association, 6.0%, 10  154,411
142,185          Government National Mortgage Association, 6.0%, 10  153,956
73,454           Government National Mortgage Association, 6.0%, 11   79,994
44,975           Government National Mortgage Association, 6.0%, 11   48,980
36,181           Government National Mortgage Association, 6.0%, 11   39,402
345,139          Government National Mortgage Association, 6.0%, 11  375,004
523,113          Government National Mortgage Association, 6.0%, 12  566,474
143,677          Government National Mortgage Association, 6.0%, 12  158,559
57,665           Government National Mortgage Association, 6.0%, 12   62,799
646,423          Government National Mortgage Association, 6.0%, 12  713,383
336,092          Government National Mortgage Association, 6.0%, 12  366,282
54,155           Government National Mortgage Association, 6.0%, 12   58,977
233,937          Government National Mortgage Association, 6.0%, 12  256,498
542,613          Government National Mortgage Association, 6.0%, 12  598,801
283,383          Government National Mortgage Association, 6.0%, 2/  308,613
120,000          Government National Mortgage Association, 6.0%, 2/  130,384
471,812          Government National Mortgage Association, 6.0%, 2/  512,638
261,477          Government National Mortgage Association, 6.0%, 2/  284,103
319,027          Government National Mortgage Association, 6.0%, 2/  346,632
67,994           Government National Mortgage Association, 6.0%, 2/   73,877
114,308          Government National Mortgage Association, 6.0%, 3/  123,440
112,190          Government National Mortgage Association, 6.0%, 3/  121,153
131,797          Government National Mortgage Association, 6.0%, 3/  143,202
204,551          Government National Mortgage Association, 6.0%, 3/  222,251
78,049           Government National Mortgage Association, 6.0%, 3/   84,803
433,301          Government National Mortgage Association, 6.0%, 3/  469,170
197,946          Government National Mortgage Association, 6.0%, 4/  214,436
90,814           Government National Mortgage Association, 6.0%, 4/   98,672
119,351          Government National Mortgage Association, 6.0%, 5/  129,679
332,578          Government National Mortgage Association, 6.0%, 6/  362,187
238,119          Government National Mortgage Association, 6.0%, 6/  257,830
1,000,000        Government National Mortgage Association, 6.0%, 6/ 1,078,505
153,630          Government National Mortgage Association, 6.0%, 8/  167,022
527,500          Government National Mortgage Association, 6.0%, 8/  571,167
23,062           Government National Mortgage Association, 6.0%, 9/   25,116
207,180          Government National Mortgage Association, 6.0%, 9/  225,625
484,447          Government National Mortgage Association, 6.0%, 9/  527,578
123,906          Government National Mortgage Association, 6.0%, 9/  134,628
127,758          Government National Mortgage Association, 6.0%, 9/  138,334
465,876          Government National Mortgage Association, 6.0%, 9/  502,695
103,552          Government National Mortgage Association, 6.45%, 1  113,773
41,027           Government National Mortgage Association, 6.5%, 1/   44,121
112,348          Government National Mortgage Association, 6.5%, 1/  123,506
102,571          Government National Mortgage Association, 6.5%, 10  111,009
78,789           Government National Mortgage Association, 6.5%, 10   87,352
17,166           Government National Mortgage Association, 6.5%, 10   19,032
3,030            Government National Mortgage Association, 6.5%, 10   3,348
95,020           Government National Mortgage Association, 6.5%, 2/  105,348
70,424           Government National Mortgage Association, 6.5%, 2/   77,903
99,600           Government National Mortgage Association, 6.5%, 2/  109,491
76,434           Government National Mortgage Association, 6.5%, 2/   84,025
32,735           Government National Mortgage Association, 6.5%, 2/   35,985
61,284           Government National Mortgage Association, 6.5%, 2/   67,371
83,790           Government National Mortgage Association, 6.5%, 2/   92,111
71,669           Government National Mortgage Association, 6.5%, 3/   79,280
252,350          Government National Mortgage Association, 6.5%, 3/  279,146
168,180          Government National Mortgage Association, 6.5%, 3/  184,882
83,531           Government National Mortgage Association, 6.5%, 4/   90,179
48,009           Government National Mortgage Association, 6.5%, 4/   53,227
99,697           Government National Mortgage Association, 6.5%, 4/  110,051
17,980           Government National Mortgage Association, 6.5%, 4/   19,766
66,972           Government National Mortgage Association, 6.5%, 4/   73,623
256,335          Government National Mortgage Association, 6.5%, 4/  281,792
182,587          Government National Mortgage Association, 6.5%, 4/  200,264
19,775           Government National Mortgage Association, 6.5%, 5/   21,875
85,596           Government National Mortgage Association, 6.5%, 5/   94,579
48,142           Government National Mortgage Association, 6.5%, 5/   52,923
19,381           Government National Mortgage Association, 6.5%, 5/   21,306
256,282          Government National Mortgage Association, 6.5%, 5/  281,734
62,968           Government National Mortgage Association, 6.5%, 6/   67,980
31,924           Government National Mortgage Association, 6.5%, 6/   35,282
33,862           Government National Mortgage Association, 6.5%, 6/   37,458
37,410           Government National Mortgage Association, 6.5%, 6/   41,335
38,550           Government National Mortgage Association, 6.5%, 6/   42,595
25,444           Government National Mortgage Association, 6.5%, 6/   27,971
44,832           Government National Mortgage Association, 6.5%, 6/   49,284
64,998           Government National Mortgage Association, 6.5%, 6/   72,509
103,506          Government National Mortgage Association, 6.5%, 7/  114,368
92,231           Government National Mortgage Association, 6.5%, 7/  101,391
53,678           Government National Mortgage Association, 6.5%, 7/   59,009
37,473           Government National Mortgage Association, 6.5%, 8/   41,546
20,680           Government National Mortgage Association, 6.5%, 8/   22,850
147,702          Government National Mortgage Association, 6.5%, 8/  164,761
135,924          Government National Mortgage Association, 6.5%, 8/  149,423
103,323          Government National Mortgage Association, 6.5%, 9/  114,166
54,928           Government National Mortgage Association, 6.5%, 9/   60,692
109,420          Government National Mortgage Association, 6.5%, 9/  120,287
278,720          Government National Mortgage Association, 6.75%, 4  310,557
68,443           Government National Mortgage Association, 7.0%, 1/   76,755
40,808           Government National Mortgage Association, 7.0%, 10   44,209
34,726           Government National Mortgage Association, 7.0%, 11   38,866
89,948           Government National Mortgage Association, 7.0%, 11  100,931
27,149           Government National Mortgage Association, 7.0%, 11   30,493
114,876          Government National Mortgage Association, 7.0%, 12  128,854
57,126           Government National Mortgage Association, 7.0%, 2/   64,064
40,046           Government National Mortgage Association, 7.0%, 3/   44,909
115,800          Government National Mortgage Association, 7.0%, 3/  130,111
53,080           Government National Mortgage Association, 7.0%, 4/   59,527
71,986           Government National Mortgage Association, 7.0%, 4/   80,882
83,828           Government National Mortgage Association, 7.0%, 5/   94,063
26,202           Government National Mortgage Association, 7.0%, 5/   29,430
74,221           Government National Mortgage Association, 7.0%, 6/   83,083
38,191           Government National Mortgage Association, 7.0%, 6/   42,855
115,765          Government National Mortgage Association, 7.0%, 7/  129,271
43,967           Government National Mortgage Association, 7.0%, 7/   49,307
78,612           Government National Mortgage Association, 7.0%, 7/   88,063
36,611           Government National Mortgage Association, 7.0%, 7/   40,321
2,504            Government National Mortgage Association, 7.0%, 8/   2,604
232,089          Government National Mortgage Association, 7.0%, 9/  259,111
88,766           Government National Mortgage Association, 7.0%, 9/   99,700
87,254           Government National Mortgage Association, 7.5%, 10   98,346
135,577          Government National Mortgage Association, 7.5%, 10  152,982
27,108           Government National Mortgage Association, 7.5%, 10   30,628
49,384           Government National Mortgage Association, 7.5%, 11   55,825
8,336            Government National Mortgage Association, 7.5%, 12   9,404
70,844           Government National Mortgage Association, 7.5%, 2/   79,939
19,289           Government National Mortgage Association, 7.5%, 2/   21,848
27,966           Government National Mortgage Association, 7.5%, 3/   31,556
95,020           Government National Mortgage Association, 7.5%, 3/  107,141
11,684           Government National Mortgage Association, 7.5%, 3/   13,195
44,045           Government National Mortgage Association, 7.5%, 4/   49,699
53,973           Government National Mortgage Association, 7.5%, 4/   60,563
4,234            Government National Mortgage Association, 7.5%, 6/   4,784
24,764           Government National Mortgage Association, 7.5%, 6/   27,960
14,769           Government National Mortgage Association, 7.5%, 8/   16,661
1,784            Government National Mortgage Association, 7.5%, 8/   2,016
23,853           Government National Mortgage Association, 7.5%, 9/   26,909
9,583            Government National Mortgage Association, 7.5%, 9/   10,811
11,985           Government National Mortgage Association, 7.5%, 9/   13,548
146,745          Government National Mortgage Association, 8.25%, 5  164,752
103              Government National Mortgage Association, 8.5%, 2/    119
3,280            Government National Mortgage Association, 8.5%, 8/   3,772
18,308           Government National Mortgage Association, 9.0%, 1/   20,902
3,473            Government National Mortgage Association, 9.0%, 10   3,839
2,970            Government National Mortgage Association, 9.0%, 12   3,380
3,281            Government National Mortgage Association, 9.0%, 3/   3,731
965              Government National Mortgage Association, 9.0%, 4/   1,101
3,314            Government National Mortgage Association, 9.0%, 6/   3,814
472              Government National Mortgage Association, 9.0%, 9/    491
864              Government National Mortgage Association, 9.0%, 9/    991
1,593,760        New Valley Generation I, 7.299%, 3/15/19           1,820,870
563,452          New Valley Generation V, 4.929%, 1/15/21            560,492
3,000,000        Tennessee Valley Authority, 5.5%,  6/15/38         3,146,622
1,500,000        Tennessee Valley Authority, 6.25%, 12/15/17        1,754,025
5,500,000        U.S. Treasury Bonds, 0.875%, 3/31/11               5,522,341
6,300,000        U.S. Treasury Bonds, 0.875%, 4/30/11               6,325,591
3,000,000        U.S. Treasury Bonds, 3.5%, 2/15/39                 2,506,407
5,325,000        U.S. Treasury Bonds, 4.25%, 5/15/39                5,084,544
1,900,000        U.S. Treasury Bonds, 4.5%, 5/15/38 (b)             1,899,407
466,421          U.S. Treasury Inflation Index Bonds, 3.625%, 4/15/  593,338
2,004,560        U.S. Treasury Inflation Notes, 1.375%, 1/15/20     2,022,256
1,034,570        U.S. Treasury Inflation Notes, 1.625%, 1/15/18     1,082,336
2,172,846        U.S. Treasury Inflation Notes, 1.875%, 7/15/15     2,327,831
819,008          U.S. Treasury Inflation Notes, 2.0%, 1/15/16        882,865
1,009,500        U.S. Treasury Inflation Protected Security, 2.125% 1,090,891
2,000,000        U.S. Treasury Notes, 5.5%, 8/15/28                 2,294,062
                                                                 $117,722,847
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        $117,722,847
                 (Cost  $113,379,340)

                 FOREIGN GOVERNMENT BONDS - 1.1 %
2,000,000        Israel Government AID Bond, 5.5%, 4/26/24         $2,190,308
                 TOTAL FOREIGN GOVERNMENT BONDS                    $2,190,308
                 (Cost  $2,195,753)

                 SOVEREIGN ISSUE - 4.3 %
5,345,000        Financing Corp., 10.35%, 8/3/18                   $7,704,572
799,828          Small Business Administration Participation, 6.14%  866,899
                                                                   $8,571,471
                 TOTAL SOVEREIGN ISSUE                             $8,571,471
                 (Cost  $8,252,572)

                 TEMPORARY CASH INVESTMENTS - 3.6 %
                 Repurchase Agreement - 2.6 %
2,585,000        JPMorgan, Inc., 0.20%, dated 4/30/10, repurchase price of
			$2,585,000
                 plus accrued interest on 5/3/10 collateralized by the
			following:
                   $2,358,643 Government National Mortgage Association I,
                     4.5-6.0%, 5/15/39-2/15/40
                   $276,431 Government National Mortgage Association II,
                     6.0-7.5%, 3/20/30-2/20/38                   $2,585,000

2,585,000       SG Americas Securities LLC, 0.20%, dated 4/30/10, repurchase price of $2,585,000 plus accrued interest on 5/3/10
			collateralized by
                 the following:
                    $752,388 Federal National Mortgage Association,
                      5.0-6.0%, 9/1/36-2/1/40
                    $1,128,994 Federal National Mortgage Association ARM,
                      3.651-5.018%, 7/1/35-7/1/39
                    $755,319 Freddie Mac Giant, 4.0%, 1/1/20       2,585,000
                                                                  $5,170,000

                 Securities Lending Collateral  - 1.0 % (c)
                 Certificates of Deposit:
44,082           Bank of Nova Scotia, 0.2%, 6/1/10                 $ 44,082
48,763           Barclays, 0.30%, 7/23/10                            48,763
48,763           BBVA NY, 0.265%, 6/1/10                             48,763
14,830           BNP Paribas, 0.70%, 6/4/10                          14,830
53,638           CBA Financial, 0.27%, 1/3/11                        53,638
48,763           Deutschebank, 0.30%, 7/19/10                        48,763
48,763           DnB NOR Bank ASA NY, 0.19%, 5/19/10                 48,763
48,764           Rabobank Nederland NY, 0.19%, 7/6/10                48,764
48,763           Royal Bank of Canada, 0.26%, 1/21/11                48,763
48,763           Svenska NY, 0.265%, 7/19/10                         48,763
                                                                   $ 453,892
                 Commercial Paper:
19,505           American Honda Finance, 0.28%, 4/5/11             $ 19,505
55,527           Bank of America, 0.85%, 5/12/10                     55,527
6,452            Caterpillar Financial Services, 0.34%, 8/20/10       6,452
24,376           CBAPP, 0.20%, 6/7/10                                24,376
19,503           Ciesco, 0.19%, 5/20/10                              19,503
48,739           CLIPPR, 0.28%, 7/2/10                               48,739
44,138           CME, Inc., 0.90%, 8/6/10                            44,138
48,759           FASCO, 0.19%, 5/18/10                               48,759
5,315            GE Capital Corp., 0.31%, 10/6/10                     5,315
5,279            GE Capital Corp., 0.35%, 10/21/10                    5,279
14,635           GE Capital Corp., 0.43%, 8/20/10                    14,635
24,378           GE, 0.30%, 1/26/11                                  24,378
39,010           HNDAF, 0.17%, 5/4/10                                39,010
58,515           INDFG, 0.20%, 5/3/10                                58,515
4,876            INDFG, 0.21%, 5/4/10                                 4,876
5,438            John Deere Capital Corp., 0.33%, 7/16/10             5,438
41,259           JPMorgan Chase & Co., 0.57%, 9/24/10                41,259
29,254           Kithaw, 0.20%, 5/24/10                              29,254
19,986           Kithaw, 0.16%, 5/5/10                               19,986
19,493           NABPP, 0.28%, 7/19/10                               19,493
19,504           Old LLC, 0.18%, 5/11/10                             19,504
19,505           Ranger, 0.18%, 5/3/10                               19,505
55,288           Santander, 0.30%, 7/23/10                           55,288
48,738           SOCNAM, 0.28%, 7/6/10                               48,738
14,628           SRCPP, 0.19%, 5/6/10                                14,628
34,118           SRCPP, 0.26%, 7/7/11                                34,118
9,477            STRAIT, 0.18%, 5/7/10                                9,477
19,502           STRAIT, 0.20%, 6/2/10                               19,502
24,380           TB LLC, 0.19%, 5/10/10                              24,380
24,375           TB LLC, 0.23%, 6/9/10                               24,375
48,763           Toyota Motor Credit Corp., 0.23%, 1/10/11           48,763
7,471            US Bancorp, 0.30%, 5/28/10                           7,471
10,451           US Bancorp, 0.65%, 5/6/10                           10,451
4,878            US Bancorp, 0.66%, 6/4/10                            4,878
48,729           VARFUN, 0.29%, 7/26/10                              48,729
29,260           Wachovia, 0.36%, 3/22/11                            29,260
13,744           Wal Mart Stores, Inc., 0.22%, 7/1/10                13,744
19,501           WFC, 0.33%, 12/2/10                                 19,501
48,754           WSTPAC, 0.25%, 5/27/10                              48,754
                                                                   $1,035,503
                 Tri-party Repurchase Agreements:
73,144           Barclays, 0.18%, 5/3/10                           $ 73,144
149,672          Deutsche Bank, 0.02%, 4/1/10                        149,672
146,289          RBS Securities, Inc., 0.01%, 4/1/10                 146,289
                                                                   $ 369,105
                 Total Securities Lending Collateral               $1,858,500
                 TOTAL TEMPORARY CASH INVESTMENTS                  $7,028,500
                 (Cost  $7,028,500)
                 TOTAL INVESTMENT IN SECURITIES - 100.2 %
                 (Cost  $190,833,263)(a)                         $197,748,042
                 OTHER ASSETS AND LIABILITIES - (0.2) %            $(297,718)
                 TOTAL NET ASSETS - 100.0%                       $197,450,324

(a) At April 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $190,910,874 was as follows:

                Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$10,731,264

                Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(3,894,096)

                 Net unrealized gain                               $6,837,168

(b)              At April 30, 2010, the following security was out on loan:

Shares                                Security                        Value
1,800,000        U.S. Treasury Bonds, 4.5%, 5/15/38                $1,839,370

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)              Debt obligation with a variable interest rate.
                 Rate shown is rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

                                  Level 1   Level 2  Level 3    Total
Asset Backed Securities             $0    $10,019,153  $0    $10,019,153
Collateralized Mortgage Oblig        0     28,661,774   0     28,661,774
Corporate Bonds                      0     23,553,989   0    2 3,553,989
U.S. Government Agency Oblig         0    117,722,847   0    117,722,847
Foreign Government Bonds             0      2,190,308   0      2,190,308
Sovereign Issue                      0      8,571,471   0      8,571,471
Temporary Cash Investments           0      7,028,500   0      7,028,500
Total                               $0   $197,748,042  $0   $197,748,042

               Pioneer Institutional Money Market Fund
               Schedule of Investments 4/30/2010 (unaudited)

PrincipalFloating
Amount($)Rate (b)                                                     Value
               CORPORATE BONDS - 22.3 %
               Energy - 4.2 %
               Integrated Oil & Gas - 4.2 %
9,820,000 2.79 BP Capital Markets Plc, Floating Rate Note, 1/11/11 $9,820,000
               Total Energy                                        $9,820,000
               Household & Personal Products - 0.3 %
               Personal Products - 0.3 %
850,000   0.26 Procter & Gamble International, Floating Rate Note, $ 850,000
               Total Household & Personal Products                 $ 850,000
               Banks - 15.4 %
               Diversified Banks - 13.6 %
7,085,000 3.01 BNP Paribas, Floating Rate Note, 2/11/11            $7,085,000
1,000,000 0.70 BNP Paribas, Floating Rate Note, 6/4/10              1,000,427
1,900,000      Rabobank Nederland NV, 0.51%, 8/16/14                1,900,000
5,180,000      Rabobank Nederland NV, 1.22563%, 5/19/10             5,181,124
715,000        Royal Bank of Canada, 0.53313%, 9/28/10               715,819
6,938,000 0.65 US Bancorp, Floating Rate Note, 5/6/10               6,938,252
3,940,000 0.47 Wells Fargo Co., Floating Rate Note, 8/20/10         3,942,140
3,600,000      Westpac Banking Corp., 0.304%, 10/6/10               3,600,000
1,610,000 0.29 Westpac Banking Corp., Floating Rate Note, 3/2/11    1,610,000
                                                                   $31,972,762
               Regional Banks - 1.8 %
4,250,000      Bank of America NA, 1.3425%, 9/13/10                $4,250,000
               Total Banks                                         $36,222,762
               Diversified Financials - 1.6 %
               Diversified Financial Services - 0.9 %
2,155,000 1.46 General Electric Capital Corp., Floating Rate Note, $2,155,124
               Investment Banking & Brokerage - 0.7 %
1,670,000      Bear Stearns Co. LLC, 1.36563%, 5/18/10             $1,669,593
               Total Diversified Financials                        $3,824,717
               Insurance - 0.8 %
               Multi-Line Insurance - 0.8 %
1,930,000 1.03 Metropolitan Life Global Funding I, Floating Rate No$1,931,952
               Total Insurance                                     $1,931,952
               TOTAL CORPORATE BONDS                               $52,649,431
               (Cost  $52,649,431)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4 %
990,000        Federal Home Loan Bank, 0.5%, 12/28/10              $ 990,000
2,490,000      Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11   2,492,808
2,705,000      Federal Home Loan Mortgage Corp., 1.43%, 9/3/10      2,712,442
4,320,000 0.19 Federal Home Loan Mortgage Corp., Floating Rate Note 4,320,110 4,770,000 0.24 Federal Home Loan Mortgage Corp., Floating Rate Note 4,770,504
6,000,000      Federal National Mortgage Association, 0.96625%, 8/5 6,003,571
4,300,000 0.27 Federal National Mortgage Association, Floating Rate 4,300,000
6,350,000      Federal National Mortgage Association, 1.24375%, 7/1 6,349,958
1,940,000      U.S. Treasury Bills, 0.362%, 1/13/11                 1,935,038
                                                                   $33,874,431
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $33,874,431
               (Cost  $33,874,431)

               MUNICIPAL BONDS - 16.8 %
               Municipal Development - 5.0 %
7,330,000 0.23 Jackson County Mississippi, Floating Rate Note, 6/1/$7,330,000 1,040,000 0.27 Loudoun County Virginia Industrial Development Autho 1,040,000
1,470,000      Mississippi Business, 0.16%, 12/1/30                 1,470,000
500,000   0.24 Valdez Alaska Marine Term, Floating Rate Note, 7/1/3  500,000
1,400,000 0.24 Valdez Alaska Marine Term, Floating Rate Note, 7/1/3 1,400,000
                                                                   $11,740,000
               Municipal Education - 0.3 %
805,000   0.28 Illinois Financial Authority Revenue, Floating Rate $ 805,000
               Municipal General - 0.7 %
1,670,000      Washington Suburban Sanitation, 5.25%, 6/1/10       $1,676,519
               Municipal Higher Education - 4.9 %
4,030,000 0.27 Maryland State Health & Higher Education Facilities $4,030,000
1,440,000      Syracuse Industrial, 0.15%, 12/1/35                  1,440,000
1,080,000 0.25 Syracuse New York Industrial Development Agency, Flo 1,080,000 4,690,000 0.35 University of Minnesota, Floating Rate Note, 12/1/36 4,690,000
295,000   0.25 Wisconsin State Health & Education Facilities, Float  295,000
                                                                   $11,535,000
               Municipal Medical - 5.3 %
690,000   0.25 Harris County Cultural Education, Floating Rate Note$ 690,000
8,330,000 0.24 Harris County Texas Health, Floating Rate Note, 12/1 8,330,000 3,460,000 0.27 Loudoun County Virginia Industrial Development Autho 3,460,000
                                                                   $12,480,000
               Municipal Water - 0.6 %
1,200,000 0.27 Boston Massachusetts Water & Sewer Community Revenue$1,200,000
300,000   0.27 County of King Washington, Floating Rate Note, 1/1/4  300,000
                                                                   $1,500,000
               TOTAL MUNICIPAL BONDS                               $39,736,519
               (Cost  $39,736,519)

               TEMPORARY CASH INVESTMENTS - 44.7 %
               Commercial Paper - 33.4 %
4,000,000      Bank of Nova Scotia/Houston, 0.97%, 6/18/10         $4,000,000
4,220,000      Bank of Nova Scotia/Houston, 1.10625%, 5/11/10       4,220,000
4,170,000      Bank of Nova Scotia/Houston, 1.15688%, 5/5/10        4,170,000
3,600,000 0.34 Credit Suisse New York, Floating Rate Note, 9/15/10  3,600,069
2,050,000      Deutsche Bank AG, 0.85375%, 6/18/10                  2,051,682
2,755,000      Nordea North America, 0.0%, 5/6/10                   2,754,952
2,150,000      Ohio State University, 0.24%, 5/4/10                 2,150,000
3,000,000      Ohio State University, 0.26%, 6/4/10                 3,000,000
2,450,000      Ohio State University, 0.28%, 7/1/10                 2,450,000
835,000        Rabobank USA Financial Corp., 0.25%, 7/1/10           834,658
6,980,000 0.26 Royal Bank of Canada, Floating Rate Note, 1/21/11    6,980,000
2,250,000 0.61 Royal Bank of Canada/New York, Floating Rate Note, 3/2,250,000
635,000        Societe Generale North America, 0.28%, 7/6/10         634,684
1,485,000      State Street Corp., 0.19%, 6/1/10                    1,484,773
3,960,000      Svenska Handelsbanken, 0.205%, 5/26/10               3,960,012
865,000        Svenska Handelsbanken, 0.265%, 7/1/10                 865,007
250,000        Svenska Handelsbanken, 0.305%, 7/27/10                249,997
1,110,000 0.46 Svenska Handelsbanken/New York, Floating Rate Note, 61,110,225
4,365,000      Texas Public Finance Authority, 0.21%, 6/1/10        4,365,000
5,000,000      Toronto Dominion Bank, 0.0%, 2/4/11                  5,000,000
1,055,000      Toronto Dominion Bank, 0.19%, 5/14/10                1,055,006
910,000        Toronto Dominion Bank, 0.23%, 3/10/11                 910,000
735,000        Toronto Dominion Bank, 0.26%, 7/14/10                 735,015
1,470,000      Toronto Dominion Bank/New York, 0.21%, 5/20/10       1,470,000
3,475,000      University of Minnesota, 0.25%, 6/1/10               3,475,000
1,425,000      University of Minnesota, 0.27%, 7/1/10               1,425,000
6,140,000      University of Texas, 0.22%, 6/2/10                   6,140,000
1,425,000      University of Texas, 0.25%, 7/1/10                   1,425,000
1,130,000      Vanderbilt University, 0.2%, 5/3/10                  1,130,000
875,000        Vanderbilt University, 0.2%, 5/3/10                   875,000
3,890,000      Westpac Banking Corp., 0.15%, 7/2/10                 3,890,000
                                                                   $78,661,080
               Total Commercial Paper                              $78,661,080

               Repurchase Agreements - 11.3 %
5,910,000      Bank of America, Inc., 0.20%, dated 4/30/10, repurchase
               price of $5,910,000 plus accrued interest on 5/3/10
collateralized by
               $6,028,234 Tennessee Valley Authority Notes, 0.0%, 6$5,910,000

3,070,000      Barclays Bank Plc, 0.19%, dated 4/30/10, repurchase
               price of $3,070,000 plus accrued interest on 5/3/10
collateralized
               by $3,131,400 Federal National Mortgage Association, 5.0-5.5%,
               3/1/39-3/1/40                                        3,070,000

4,120,000      BNP Paribas SA, 0.20%, dated 4/30/10, repurchase
               price of $4,120,000 plus accrued interest on 5/3/10
collateralized
               by the following:
               $3,801,301 Federal National Mortgage Association (ARM)
                   2.701-5.812%, 12/1/34-11/1/39
               $401,099 Federal Home Loan Mortgage Corp., 3.631%, 5/4,120,000

3,685,000    Deutsche Bank Securities, Inc., 0.20%, dated 4/30/10, repurchase price of $3,685,000 plus accrued interest on 5/3/10
               $3,758,700 Federal National Mortgage Association, 4.53,685,000

2,490,000 JPMorgan, Inc., 0.20%, dated 4/30/10, repurchase price of $2,490,000 plus accrued interest on 5/3/10 collateralized by the following:
               $2,271,962 Government National Mortgage Association
                   4.5-6.0%, 5/15/39-2/15/40
               $266,272 Government National Mortgage Association II,
                   6.0-7.5%, 3/20/30-2/20/38                        2,490,000

7,370,000      SG Americas Securities LLC, 0.20%, dated 4/30/10, re
               price of $7,370,000 plus accrued interest on 5/3/10
collateralized by
               the following:
               $2,145,106 Federal National Mortgage Association, 5.0-6.0%,
                   9/1/36-2/1/40
               $3,218,833 Federal National Mortgage Association ARM,
                   3.651-5.018%, 7/1/35-7/1/39
               $2,153,462 Freddie Mac Giant, 4.0%, 1/1/20           7,370,000
                                                                   $26,645,000
               Total Repurchase Agreement                          $26,645,000
               TOTAL TEMPORARY CASH INVESTMENTS                  $105,306,080
               (Cost  $105,306,080)
Shares
               MUTUAL FUND - 0.4 %
836,659        BlackRock Liquidity Funds TempCash Portfolio        $ 836,659
               TOTAL MUTUAL FUND                                   $ 836,659
               (Cost  $836,659)
               TOTAL INVESTMENT IN SECURITIES - 98.6 %            $232,403,120
               (Cost  $232,403,120)(a)
               OTHER ASSETS AND LIABILITIES - 1.4 %                $3,282,107
               TOTAL NET ASSETS - 100.0 %                         $235,685,229

(a) At April 30, 2010, cost for federal income tax purposes was $232,403,120.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:
                              Level 1     Level 2     Level 3     Total
Corporate bonds                 $0     $52,649,431      $0   $52,649,431
U.S. Government Agency Oblig     0      33,874,431       0    33,874,431
Municipal bonds                  0      39,736,519       0    39,736,519
Temporary cash investments       0     105,306,080       0   105,306,080
Mutual funds               836,659          0            0       836,659
Total                     $836,659    $231,566,461      $0  $232,403,120

            Pioneer Treasury Reserve Fund
            Schedule of Investments  4/30/2010 (unaudited)
Principal
Amount ($)                                                         Value
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.8 %
17,220,000  United States Cash Management, 0.3795%, 7/15/10     $17,208,788
28,740,000  United States Cash Management, 0.417%, 6/10/10       28,730,884
31,335,000  United States Treasury Bill, 0.0%, 5/13/10           31,333,993
27,910,000  United States Treasury Bill, 0.1375%,  5/27/10       27,907,296
5,120,000   United States Treasury Bill, 0.15%, 7/08/10          5,118,644
9,060,000   United States Treasury Bill, 0.16%, 8/05/10          9,056,317
2,300,000   United States Treasury Bill, 0.1845%, 9/2/10         2,298,588
4,600,000   United States Treasury Bill, 0.217%, 10/7/10         4,595,840
1,620,000   United States Treasury Bill, 0.247%, 11/18/10        1,617,787
3,255,000   United States Treasury Bill, 0.2595%, 9/23/10        3,251,935
13,410,000  United States Treasury Bill, 0.3045%,  8/26/10       13,398,483
650,000     United States Treasury Bill, 0.3395%, 2/10/11         648,265
10,170,000  United States Treasury Bill, 0.362%, 1/13/11         10,146,639
31,650,000  United States Treasury Bill, 0.4445%, 6/3/10         31,639,900
34,720,000  United States Treasury Bill, 0.507%, 7/1/10          34,702,215
36,820,000  United States Treasury Bill, 0.5145%, 5/6/10         36,819,637
750,000     United States Treasury Bond, 3.875%,  5/15/10         750,911
7,575,000   United States Treasury Bond, 4.5%, 5/15/10           7,585,224
                                                                 266,811,346
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost  $266,811,346)                                $266,811,346
            TOTAL INVESTMENT IN SECURITIES - 99.8%
            (Cost  $266,811,346) (a)                            $266,811,346
            OTHER ASSETS AND LIABILITIES - 0.2%                 $ 495,281
            TOTAL NET ASSETS - 100.0%                           $267,306,627

(a) At April 30, 2010, cost for federal income tax purposes was $266,811,346.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

                                    Level 1     Level 2    Level 3     Total
U.S. Government Agency Obligations    $0      $266,811,346   $0  $266,811,346
Total                                 $0      $266,811,346   $0  $266,811,346

               Pioneer Classic Balanced Fund
               Schedule of Investments  4/30/2010 (unaudited)
PrincipalFloating
Amount ($Rate (d)                                                      Value
               CONVERTIBLE CORPORATE BONDS - 0.0 %
               Energy - 0.0 %
               Oil & Gas Drilling - 0.0 %
75,000         Transocean Sedco, 1.625%, 12/15/37                   $  73,594
               Total Energy                                         $  73,594
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $62,667)                                      $  73,594
Shares
               PREFERRED STOCKS - 0.3 %
               Diversified Financials - 0.3 %
905            Bank of America Corp., 7.25%, 12/31/49               $ 888,701
               Total Diversified Financials                         $ 888,701
               TOTAL PREFERRED STOCKS
               (Cost  $639,929)                                     $ 888,701
               COMMON STOCKS - 62.8 %
               Energy - 6.5 %
               Integrated Oil & Gas - 2.3 %
46,236         Exxon Mobil Corp.                                    $3,137,113
54,835         Royal Dutch Shell PLC  (A.D.R.)                       3,440,896
                                                                    $6,578,009
               Oil & Gas Drilling - 1.3 %
47,109         Diamond Offshore Drilling, Inc. (c)                  $3,726,322
               Oil & Gas Equipment And Services - 0.1 %
24,566         Weatherford International, Inc. *                    $ 444,890
               Oil & Gas Exploration & Production - 2.0 %
20,823         Apache Corp.                                         $2,118,948
33,023         Devon Energy Corp.                                    2,223,439
34,276         Southwestern Energy Co. *                             1,360,072
                                                                    $5,702,459
               Oil & Gas Storage & Transportation - 0.7 %
80,126         El Paso Corp.                                        $ 969,525
46,114         Spectra Energy Corp.                                  1,076,301
                                                                    $2,045,826
               Total Energy                                         $18,497,506
               Materials - 3.6 %
               Diversified Metals & Mining - 1.9 %
15,166         Freeport-McMoRan Copper & Gold, Inc. (Class B)       $1,145,488
84,176         Rio Tinto Plc (A.D.R.) (c)                            4,281,191
                                                                    $5,426,679
               Fertilizers & Agricultural Chemicals - 0.4 %
17,599         Monsanto Co.                                         $1,109,793
               Industrial Gases - 0.5 %
19,481         Air Products & Chemicals, Inc.                       $1,495,751
               Paper Packaging - 0.5 %
60,726         Packaging Corp. of America                           $1,501,754
               Specialty Chemicals - 0.2 %
14,122         Ecolab, Inc.                                         $ 689,718
               Total Materials                                      $10,223,695
               Capital Goods - 7.6 %
               Aerospace & Defense - 1.6 %
8,666          Honeywell International, Inc.                        $ 411,375
10,424         Lockheed Martin Corp.                                  884,893
44,972         United Technologies Corp.                             3,370,651
                                                                    $4,666,919
               Electrical Component & Equipment - 2.4 %
118,123        Emerson Electric Co.                                 $6,169,564
11,591         Rockwell International Corp.                           703,806
                                                                    $6,873,370
               Industrial Conglomerates - 1.7 %
55,615         3M Co.                                               $4,931,382
               Industrial Machinery - 1.8 %
9,913          Illinois Tool Works, Inc.                            $ 506,554
70,668         Kennametal, Inc.                                      2,322,150
21,019         Snap-On Inc.                                          1,012,695
16,210         SPX Corp.                                             1,132,755
                                                                    $4,974,154
               Total Capital Goods                                  $21,445,825
               Commercial Services & Supplies - 1.0 %
               Commercial Printing - 0.4 %
58,564         R.R. Donnelly & Sons Co.                             $1,258,540
               Research & Consulting Services - 0.6 %
22,324         The Dun & Bradstreet Corp.                           $1,718,278
               Total Commercial Services & Supplies                 $2,976,818
               Transportation - 0.7 %
               Air Freight & Couriers - 0.7 %
5,025          FedEx Corp.                                          $ 452,300
21,921         United Parcel Service, Inc.                           1,515,618
                                                                    $1,967,918
               Total Transportation                                 $1,967,918
               Automobiles & Components - 0.7 %
               Auto Parts & Equipment - 0.7 %
62,434         Johnson Controls, Inc.                               $2,097,158
               Total Automobiles & Components                       $2,097,158
               Consumer Services - 2.2 %
               Restaurants - 2.2 %
89,096         McDonald's Corp.                                     $6,289,287
               Total Consumer Services                              $6,289,287
               Media - 3.4 %
               Movies & Entertainment - 3.2 %
277,849        Regal Entertainment Group                            $4,745,661
118,653        Viacom, Inc. (Class B) *                              4,192,010
                                                                    $8,937,671
               Publishing - 0.2 %
19,047         McGraw-Hill Co., Inc.                                $ 642,265
               Total Media                                          $9,579,936
               Retailing - 0.7 %
               Computer & Electronics Retail - 0.2 %
28,269         GameStop Corp. * (c)                                 $ 687,219
               Home Improvement Retail - 0.5 %
40,709         Home Depot, Inc.                                     $1,434,992
               Total Retailing                                      $2,122,211
               Food & Drug Retailing - 2.5 %
               Drug Retail - 2.5 %
110,148        CVS/Caremark Corp.                                   $4,067,766
83,136         Walgreen Co.                                          2,922,230
                                                                    $6,989,996
               Total Food & Drug Retailing                          $6,989,996
               Food Beverage & Tobacco - 3.6 %
               Packaged Foods & Meats - 0.8 %
20,975         Kellogg Co.                                          $1,152,367
24,543         Nestle SA (Sponsored A.D.R.) *                        1,200,153
                                                                    $2,352,520
               Tobacco - 2.8 %
163,130        Philip Morris International, Inc.                    $8,006,420
               Total Food Beverage & Tobacco                        $10,358,940
               Household & Personal Products - 0.3 %
               Household Products - 0.3 %
10,101         Colgate-Palmolive Co.                                $ 849,494
               Total Household & Personal Products                  $ 849,494
               Health Care Equipment & Services - 2.1 %
               Health Care Distributors - 1.2 %
54,665         McKesson Corp.                                       $3,542,839
               Health Care Equipment - 0.4 %
12,855         Baxter International, Inc.                           $ 607,013
12,417         Zimmer Holdings, Inc. *                                756,319
                                                                    $1,363,332
               Health Care Services - 0.4 %
15,990         DaVita, Inc. *                                       $ 998,256
               Total Health Care Equipment & Services               $5,904,427
               Pharmaceuticals & Biotechnology - 6.3 %
               Biotechnology - 0.3 %
24,076         Vertex Pharmaceuticals, Inc. * (c)                   $ 933,427
               Pharmaceuticals - 6.0 %
104,188        Abbott Laboratories, Inc.                            $5,330,258
76,735         Bristol-Myers Squibb Co.                              1,940,628
119,493        Pfizer, Inc.                                          1,997,923
133,290        Teva Pharmaceutical Industries Ltd.                   7,828,122
                                                                    $17,096,931
               Total Pharmaceuticals & Biotechnology                $18,030,358
               Banks - 1.3 %
               Diversified Banks - 1.2 %
100,763        Wells Fargo  & Co.                                   $3,336,263
               Regional Banks - 0.1 %
48,980         KeyCorp                                              $ 441,800
               Total Banks                                          $3,778,063
               Diversified Financials - 5.9 %
               Asset Management & Custody Banks - 1.3 %
14,800         Franklin Resources, Inc.                             $1,711,472
16,945         State Street Corp.                                     737,108
39,978         The Bank of New York Mellon Corp.                     1,244,515
                                                                    $3,693,095
               Diversified Finance Services - 1.2 %
82,163         J.P. Morgan Chase & Co.                              $3,498,501
               Investment Banking & Brokerage - 3.4 %
6,126          Goldman Sachs Group, Inc.                            $ 889,495
166,933        Lazard Ltd.                                           6,453,630
39,103         Morgan Stanley Co.                                    1,181,693
54,755         TD Ameritrade Holding Corp. *                         1,096,195
                                                                    $9,621,013
               Total Diversified Financials                         $16,812,609
               Software & Services - 5.9 %
               Application Software - 1.7 %
25,972         Adobe Systems, Inc. *                                $ 872,399
44,837         Citrix Systems, Inc. *                                2,107,339
110,173        Nuance Communications, Inc. * (c)                     2,012,861
                                                                    $4,992,599
               Data Processing & Outsourced Services - 0.9 %
92,847         Western Union Co.                                    $1,694,458
3,839          MasterCard, Inc. (c)                                   952,226
                                                                    $2,646,684
               Internet Software & Services - 1.1 %
5,931          Google, Inc. *                                       $3,116,385
               Systems Software - 2.1 %
39,080         Check Point Software Technologies, Ltd. * (c)        $1,392,030
22,460         McAfee, Inc. *                                         780,485
124,489        Microsoft Corp.                                       3,801,894
                                                                    $5,974,409
               Total Software & Services                            $16,730,077
               Technology Hardware & Equipment - 4.2 %
               Communications Equipment - 3.2 %
219,780        Cisco Systems, Inc. *                                $5,916,478
53,705         Nokia Corp. (A.D.R.) (c)                               653,053
43,720         Qualcomm, Inc.                                        1,693,713
10,724         Research In Motion Ltd. *                              763,442
                                                                    $9,026,686
               Electronic Equipment & Instruments - 0.3 %
32,595         Flir Systems, Inc. *                                 $ 997,081
               Office Electronics - 0.7 %
175,911        Xerox Corp.                                          $1,917,430
               Total Technology Hardware & Equipment                $11,941,197
               Semiconductors - 2.8 %
               Semiconductor Equipment - 0.2 %
45,002         Applied Materials, Inc.                              $ 620,128
               Semiconductors - 2.6 %
28,317         Analog Devices, Inc.                                 $ 847,528
190,984        Intel Corp.                                           4,360,165
46,046         Microchip Technology, Inc. (c)                        1,345,004
107,045        ON Semiconductor Corp. *                               849,937
                                                                    $7,402,634
               Total Semiconductors                                 $8,022,762
               Telecommunication Services - 1.0 %
               Integrated Telecommunication Services - 0.9 %
105,418        Frontier Communications Corp. (c)                    $ 839,127
169,175        Windstream Corp.                                      1,869,384
                                                                    $2,708,511
               Total Telecommunication Services                     $2,708,511
               Utilities - 0.3 %
               Multi-Utilities - 0.3 %
18,192         Sempra Energy                                        $ 894,683
               Total Utilities                                      $ 894,683
               TOTAL COMMON STOCKS
               (Cost  $146,211,324)                                 $178,221,471
               Asset Backed Securities - 1.0 %
               Banks - 0.8 %
               Diversified Banks - 0.1 %
428,042   0.00 Wells Fargo Home Equity, Floating Rate Note, 4/25/37 $ 414,784
               Thrifts & Mortgage Finance - 0.6 %
446,274   0.00 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35       $ 431,285
325,000   0.33 CARRINGTON MORTGAGE, Floating Rate Note, 10/25/36      262,479
107,871   0.00 Citigroup Mortgage Loan Trust, Floating Rate Note, 10  106,922
345,000   0.00 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/  321,207
482,557   0.00 First Franklin Mtg Loan Asset, Backed Cert, Floating   473,760
234,670   0.00 Local Insight Media Finance LLC, 5.88%, 10/23/37       133,762
                                                                    $1,729,415
               Total Banks                                          $2,144,199
               Diversified Financials - 0.3 %
               Diversified Finance Services - 0.2 %
60,000    0.67 Asset Backed Securities Corp., Floating Rate Note, 4/$  57,776
259,350   0.00 DT Auto Owner Trust, 5.92%, 10/15/15                   259,558
231,955   0.51 Home Equity Asset Trust, Floating Rate Note, 12/25/35  208,884
                                                                    $ 526,218
               Specialized Finance - 0.1 %
100,000   0.00 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37     $  92,577
200,000   0.00 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37       170,000
                                                                    $ 262,577
               Total Diversified Financials                         $ 788,795
               Total Asset Backed Securities
               (Cost  $3,036,777)                                   $2,932,994
               Collateralized Mortgage Obligations - 3.7 %
               Materials - 0.3 %
               Forest Products - 0.1 %
350,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)           $ 333,725
               Steel - 0.1 %
376,639        GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33      $ 386,189
               Total Materials                                      $ 719,914
               Banks - 1.5 %
               Thrifts & Mortgage Finance - 1.4 %
176,790        ABN Amro Mortgage Corp., 4.75%, 5/25/18              $ 178,386
653,440        Banc of America Alternative Loan Trust, 5.5%, 9/25/33  658,851
220,000        BCAP LLC Trust, 5.0%, 11/25/36                         217,679
99,331    0.00 Chase Commercial Mortgage Securities Corp., Floating   102,584
276,227        Countrywide Alternative, 5.0%,  7/25/18                278,839
250,000        Countrywide Alternative, 5.125%,  03/25/34             243,161
199,216        Countrywide Home Loan Mortgage, 5.5%, 9/25/35          189,325
211,930        CWHL 2004-5 1A1, 5.0%, 6/25/34                         212,008
246,019        JP Morgan Chase Commercial Mortgage, 4.79%, 10/15/42   246,700
387,947        Wachovia Bank Commercial Mortgage, 4.516%, 5/15/44     388,367
228,163        WaMu Mortgage Pass T, 4.82069%  092535                 229,442
189,224        Wells Fargo Mortgage, 5.5%, 10/25/35                   181,851
626,239   0.00 Wells Fargo Mortgage Backed Se, Floating Rate Note, 9  628,878
392,185   4.55 WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33         398,766
                                                                    $4,154,837
               Total Banks                                          $4,154,837
               Diversified Financials - 1.4 %
202,582        Banc of America Mortgage Securities, 5.75%, 1/25/35  $ 204,133
355,189   0.00 Banc of America Mortgage Securities, Floating Rate No  351,557
500,000        Banc of America Mortgage Securities, Inc., 5.0%, 8/25  502,734
450,000        Citicorp Mortgage Securities, 5.5%, 4/25/35            443,931
1,283,403      Residential Accredit Loans, Inc., 5.0%, 5/25/19       1,295,100
305,021        Residential Accredit Loans, Inc., 5.0%, 3/25/19        297,632
458,627        Residential Accredit Loans, Inc., 5.0%, 8/25/18        466,277
353,653   0.00 SARM 2004-12 7A1, Floating Rate Note, 2/25/34          330,693
                                                                    $3,892,057
               Total Diversified Financials                         $3,892,057
               Government - 0.7 %
286,032        Fannie Mae Benchmark Remic, 5.45%, 12/25/20          $ 307,023
465,103   0.00 Fannie Mae REMICS, Floating Rate Note, 3/25/39         468,882
19,701         Federal Home Loan Bank, 5.00%, 1/15/16                  19,974
27,625         Federal Home Loan Bank, 6.0%, 4/15/32                   28,930
433,632        Freddie Mac FHR 3211 PG, 5.5%, 9/15/36                 432,685
500,000        Freddie Mac REMICS, 5.0%, 10/15/29                     527,019
90,488         Freddie Mac, 6.1%, 9/15/18                              91,171
                                                                    $1,875,684
               Total Government                                     $1,875,684
               Total Collateralized Mortgage Obligations
               (Cost  $10,461,217)                                  $10,642,492
               Corporate Bonds - 22.4 %
               Energy - 2.9 %
               Integrated Oil & Gas - 0.2 %
25,000         Petro-Canada, 4.0%, 7/15/13                          $  25,973
500,000        Phillips Pete Co., 4.75%, 10/15/12                     539,561
                                                                    $ 565,534
               Oil & Gas Drilling - 0.0 %
100,000        Transocean Sedco, 1.5%, 12/15/37                     $  96,500
               Oil & Gas Equipment And Services - 0.2 %
200,000   0.00 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) $ 171,000
355,000        Weatherford International Ltd., 9.625%, 3/1/19         459,119
200,000        Weatherford International, Inc., 6.625%, 11/15/11      214,814
                                                                    $ 844,933
               Oil & Gas Exploration & Production - 0.7 %
175,000        Canadian National Resources, Ltd., 5.9%, 2/1/18      $ 193,363
1,000,000      Devon Energy Corp., 5.625%, 1/15/14                   1,102,555
250,000        Ras Laffan Liquefied Natural Gas Co., Ltd.  4.5%, 9/3  263,327
400,000        TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                428,500
                                                                    $1,987,745
               Oil & Gas Refining & Marketing - 0.5 %
360,000        Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)        $ 385,905
525,000        Spectra Energy Capital LLC, 6.2%, 4/15/18              576,012
370,000        Valero Energy Corp., 9.375%, 3/15/19                   453,886
                                                                    $1,415,803
               Oil & Gas Storage & Transportation - 1.1 %
90,000         Boardwalk Pipelines LLC, 5.5%, 2/1/17                $  95,294
125,000        Buckeye Partners LP, 6.05%, 1/15/18                    134,416
385,000        DCP Midstream LLC, 9.75%  3/15/19                      501,319
400,000        Enterprise Products Operating LP, 7.0%, 6/1/67         376,000
550,000        Kinder Morgan Partners LP, 5.95%, 2/15/18              601,554
320,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)               351,605
450,000        Plains All America Pipeline, 6.125%, 1/15/17           490,365
425,000        Questar Pipeline Co., 5.83%, 2/1/18                    461,743
200,000        Spectra Energy Capital LLC, 6.75%, 7/15/18             221,148
                                                                    $3,233,444
               Total Energy                                         $8,143,959
               Materials - 0.9 %
               Aluminum - 0.0 %
150,000        Novelis Inc., 7.25%, 02/15/15                        $ 147,750
               Construction Materials - 0.0 %
125,000        Holcim Ltd., 6.0%, 12/30/19 (144A)                   $ 134,559
               Diversified Metals & Mining - 0.2 %
425,000        Inco, Ltd., 7.2%, 9/15/32                            $ 447,874
140,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                   169,623
                                                                    $ 617,497
               Fertilizers & Agricultural Chemicals - 0.2 %
450,000        Agrium, Inc., 6.75%, 1/15/19                         $ 512,046
30,000         Potash Corp. Saskatchewan, 4.875%, 3/1/13               32,210
                                                                    $ 544,256
               Industrial Gases - 0.2 %
460,000        Airgas, Inc., 2.85%, 10/1/13                         $ 463,326
               Specialty Chemicals - 0.1 %
310,000        Cytec Industries, Inc., 8.95%, 7/1/17                $ 378,960
               Steel - 0.1 %
230,000        ArcelorMittal Ltd., 6.125%, 6/1/18                   $ 247,937
70,000         Commercial Metals Co., 7.35%, 8/15/18                   74,397
                                                                    $ 322,334
               Total Materials                                      $2,608,682
               Capital Goods - 0.6 %
               Aerospace & Defense - 0.0 %
25,000         Boeing Co., 5.125%, 2/15/13                          $  27,257
               Building Products - 0.1 %
195,000        MASCO CORP 7.125% 3/15/20                            $ 200,035
               Construction & Farm Machinery & Heavy Trucks - 0.0 %
45,000         Cummins, Inc., 6.75%, 2/15/27                        $  44,860
               Industrial Conglomerates - 0.1 %
175,000        Tyco International Finance SA, 8.5% 1/15/19          $ 221,982
175,000        Tyco International Group SA, 6.375% 10/15/11           187,465
                                                                    $ 409,447
               Industrial Machinery - 0.3 %
500,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14         $ 613,049
150,000        Valmont Industries, Inc., 6.625%, 4/20/20              154,560
                                                                    $ 767,609
               Trading Companies & Distributors - 0.1 %
300,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $ 315,563
               Total Capital Goods                                  $1,764,771
               Commercial Services & Supplies - 0.1 %
               Office Services & Supplies - 0.1 %
350,000        Pitney Bowes, Inc., 5.6%, 3/15/18                    $ 374,378
               Total Commercial Services & Supplies                 $ 374,378
               Transportation - 0.2 %
               Airlines - 0.2 %
7,428          Continental Airlines, 6.648%, 9/15/17                $  7,539
500,000        Southwest Airlines Co., 5.25%, 10/1/14                 522,122
                                                                    $ 529,661
               Total Transportation                                 $ 529,661
               Automobiles & Components - 0.2 %
               Auto Parts & Equipment - 0.2 %
460,000        TRW Automotive, Inc., 7.25%, 3/15/17                 $ 463,450
               Automobile Manufacturers - 0.0 %
55,000         Hyundai Motor Manufacturer, 4.5%,  4/15/15           $  55,506
               Total Automobiles & Components                       $ 518,956
               Consumer Durables & Apparel - 0.4 %
               Household Appliances - 0.2 %
500,000        Whirlpool Corp., 5.5%, 3/1/13                        $ 530,420
               Housewares & Specialties - 0.2 %
510,000        Fortune Brands, Inc., 3.0%, 6/1/12                   $ 514,933
               Total Consumer Durables & Apparel                    $1,045,353
               Consumer Services - 0.1 %
               Education Services - 0.1 %
300,000        Leland Stanford Junior University, 4.75%, 5/1/19     $ 315,459
               Total Consumer Services                              $ 315,459
               Media - 0.9 %
               Broadcasting - 0.6 %
400,000        Cox Communications, Inc., 7.125%, 10/1/12            $ 448,830
125,000        News America, Inc., 5.65%, 8/15/20                     134,160
512,000        News America, Inc., 7.3%, 4/30/28                      561,967
500,000        ntelsat Subsidiary Holding Co., 8.5%, 1/15/13          508,750
                                                                    $1,653,707
               Cable & Satellite - 0.3 %
125,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)       $ 136,783
80,000         Comcast Corp., 5.3%, 1/15/14                            87,231
400,000        Time Warner Cable, Inc., 5.0%, 2/1/20                  399,633
100,000        Time Warner Cable, Inc., 8.25%, 4/1/19                 122,226
50,000         Time Warner Cable, Inc., 8.75, 2/14/19                  62,650
                                                                    $ 808,523
               Total Media                                          $2,462,230
               Food Beverage & Tobacco - 0.2 %
               Agricultural Products - 0.2 %
500,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                  $ 532,892
               Brewers - 0.0 %
55,000         Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19 ($  66,200
35,000         Miller Brewing Co., 5.5%, 8/15/13 (144A)                38,181
                                                                    $ 104,381
               Soft Drinks - 0.0 %
35,000         Bottling Group LLC, 5.0%, 11/15/13                   $  38,532
               Total Food Beverage & Tobacco                        $ 675,805
               Household & Personal Products - 0.0 %
               Personal Products - 0.0 %
100,000        Avon Products, Inc., 6.5%, 3/1/19                    $ 114,345
               Total Household & Personal Products                  $ 114,345
               Health Care Equipment & Services - 0.4 %
               Health Care Equipment - 0.0 %
250,000        Medtronic, Inc., 3.0%, 3/15/15                       $ 252,594
               Health Care Services - 0.3 %
710,000        Express Scripts, Inc., 6.25%, 6/15/14                $ 796,259
               Total Health Care Equipment & Services               $1,048,853
               Pharmaceuticals & Biotechnology - 0.3 %
               Biotechnology - 0.2 %
675,000        Biogen Idec, Inc., 6.0%, 3/1/13                      $ 736,542
               Total Pharmaceuticals & Biotechnology                $ 736,542
               Banks - 3.0 %
               Diversified Banks - 1.1 %
270,000        Barclays Bank Plc, 5.2%, 7/10/14                     $ 289,588
705,000        Barclays Plc, 6.05% 12/4/17                            734,687
450,000        BNP Paribas SA, 1.34438%, 4/27/17                      432,921
275,000        International  Finance Corp., 3.0%, 4/22/14            283,681
250,000        Kazkommerts International BV, 8.0%, 11/3/15            239,375
1,000,000      Wells Fargo & Co., 5.125%,  09/01/12                  1,067,841
                                                                    $3,048,093
               Regional Banks - 1.9 %
250,000        American Express Bank FSB, 5.5%, 4/16/13             $ 270,225
250,000        BB&T Corp., 5.7%, 4/30/14                              274,688
500,000        Branch Banking & Trust Co., 4.875%, 1/15/13            530,965
875,000        KeyBank NA, 5.8%, 7/1/14                               928,215
250,000        Keycorp, 6.5%, 5/14/13                                 272,029
450,000        Mellon Funding Corp., 5.5%, 11/15/18                   472,088
1,000,000 8.25 PNC Funding Corp., VAR, 5/29/49                       1,061,411
450,000        Sovereign Bancorp, 8.75%, 5/30/18                      510,923
500,000        US Bancorp, 6.189%, 4/15/2049                          434,375
700,000   7.70 Wells Fargo & Co., Floating Rate Note, 12/29/49        728,000
                                                                    $5,482,919
               Total Banks                                          $8,531,012
               Diversified Financials - 5.3 %
               Asset Management & Custody Banks - 0.4 %
210,000        Ameriprise Financial, Inc., 5.3%, 3/15/20            $ 218,575
500,000        Bank of New York Mellon, 5.125%, 08/27/13              548,337
135,000        Eaton Vance Corp., 6.5%, 10/2/17                       150,208
220,000        State Street Corp., 4.3%, 5/30/14                      232,692
                                                                    $1,149,812
               Consumer Finance - 0.7 %
375,000        American General Finance, Inc., 6.9%, 12/15/17       $ 314,846
260,000        America Honda Finance Corp., 6.7%, 10/1/13 (144A)      290,326
360,000        Capital One Bank USA NA, 8.8%, 7/15/19                 441,449
415,000        Capital One Capital VI, 8.875%, 5/15/40                460,785
210,000        HSBC Finance Corp., 6.75%,  5/15/11                    221,028
70,000         Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)     70,677
265,000   4.00 SLM Corp., Floating Rate Note, 7/25/14                 246,712
                                                                    $2,045,823
               Diversified Finance Services - 2.3 %
450,000        AngloGold Ashanti Ho, 5.375%, 4/15/20                $ 454,959
500,000        Bank of America Corp., 4.75%,  08/15/13                518,511
500,000        Bank of America Corp., 6.25%,  04/15/12                538,340
250,000        Crown Castle Towers, 5.495%, 1/15/17 (144A)            261,867
140,000        Crown Castle Towers LLC, 6.113%, 1/15/20               148,822
760,000        GATX  Corp., 5.5%, 2/15/12                             793,945
420,000        General Electric Capital Corp., 6.75%, 3/15/32 (c)     458,041
250,000        General Electric Capital Corp., 5.625%, 9/15/17        267,739
100,000        Hyundai Capital Services, Inc., 6.0%, 5/5/15           107,618
2,050,000      JPMorgan Chase & Co., 7.9%, 4/29/49                   2,153,013
127,094        PF Export Receivable Master Trust, 6.436%, 6/1/15 (14  136,308
686,093        Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)   702,546
                                                                    $6,541,709
               Investment Banking & Brokerage - 1.1 %
500,000        Charles Schwab Corp., 4.95%, 6/1/14                  $ 537,577
1,785,000 5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49   1,412,381
500,000        Goldman Sachs Group, 5.45%,  11/01/12                  529,193
235,000        Macquarie Group Ltd., 7.625%, 8/13/19                  269,741
250,000        Macquarie Group Ltd., 6.0%, 1/14/20 (c)                255,296
200,000        Merrill Lynch & Co., 5.45%, 2/5/13                     212,717
                                                                    $3,216,905
               Specialized Finance - 0.7 %
600,000        Cantor Fitzgerald LP, 7.875%, 10/15/19               $ 608,594
233,136        Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)   222,822
100,000        Private Export Funding, 4.55%, 5/15/15                 108,173
1,000,000      Private Export Funding Corp., 5.0%, 12/15/16          1,089,888
                                                                    $2,029,477
               Total Diversified Financials                         $14,983,726
               Insurance - 1.8 %
               Life & Health Insurance - 0.8 %
150,000        Aflac, Inc., 8.5%, 5/15/19                           $ 183,774
270,000        Delphi Financial Group, Inc., 7.875%, 1/31/20          290,172
160,000        Lincoln National Corp., 8.75%, 7/1/19                  199,589
500,000        MetLife, Inc., 5.375%,  12/15/12                       540,931
365,000        MetLife, Inc., 10.75%, 8/1/39                          470,249
335,000        Protective Life Corp., 7.375%, 10/15/19                365,271
275,000        Prudential Financial, 5.15%, 1/15/13                   292,719
                                                                    $2,342,705
               Multi-Line Insurance - 0.5 %
730,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)           $ 646,957
500,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)             547,270
200,000        Loew Corp., 5.25%, 3/15/16                             210,281
                                                                    $1,404,508
               Property & Casualty Insurance - 0.2 %
100,000        The Hanover Insurance Group, Inc., 7.625%, 10/15/25  $  99,224
400,000        The Hanover Insurance Group, Inc., 7.5%, 3/1/20        419,448
100,000        The Hanover Insurance Group, Inc., 8.207%, 2/3/27       93,250
                                                                    $ 611,922
               Reinsurance - 0.3 %
350,000        Platinum Underwriters HD, 7.50%, 6/1/17              $ 380,899
275,000        Reinsurance Group of, 6.45%,  11/15/19                 290,882
                                                                    $ 671,781
               Total Insurance                                      $5,030,916
               Real Estate - 1.8 %
               Diversified Real Estate Activities - 0.1 %
235,000        WEA Finance LLC, 7.125%, 4/15/18                     $ 265,577
               Diversified Real Estate Investment Trust - 0.2 %
440,000        Dexus Finance Pty Ltd., 7.125%, 10/15/14             $ 486,210
60,000         Digital Realty Trust LP, 5.875%, 2/1/20 (144A)          60,273
                                                                    $ 546,483
               Office Real Estate Investment Trust - 0.2 %
50,000         Mack-Cali Realty Corp., 7.75%, 8/15/19               $  58,640
500,000        Mack-Cali Realty LP, 5.125%, 2/15/14                   506,301
                                                                    $ 564,941
               Retail Real Estate Investment Trust - 0.5 %
245,000        Developers Diversified Realty, 7.5%, 4/1/17          $ 254,466
140,000        Simon Property Group LP, 6.75%, 5/15/14 (c)            156,451
500,000        Simon Property Group LP, 5.0%, 3/1/12                  526,095
435,000        Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15   455,756
                                                                    $1,392,768
               Specialized Real Estate Investment Trust - 0.8 %
700,000        Health Care REIT, Inc., 6.2%, 6/1/16                 $ 752,102
210,000        Healthcare Realty Trust, Inc., 6.5%, 1/17/17           219,902
475,000        Hospitality Properties Trust, 7.875%, 8/15/14          523,164
365,000        Senior Housing Properties Trust, 6.75%, 4/15/20        361,350
500,000        Ventas Realty LP, 6.5%,  06/01/16                      516,250
                                                                    $2,372,768
               Total Real Estate                                    $5,142,537
               Software & Services - 0.3 %
               Data Processing & Outsourced Services - 0.1 %
400,000        First Data Corp., 9.875%, 9/24/15 (c)                $ 366,000
               Internet Software & Services - 0.1 %
340,000        GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)        $ 344,005
               Total Software & Services                            $ 710,005
               Technology Hardware & Equipment - 0.2 %
               Office Electronics - 0.2 %
500,000        Xerox Corp., 6.875%, 8/15/11                         $ 532,044
40,000         Xerox Corp., 8.25%, 5/15/14                             46,848
                                                                    $ 578,892
               Total Technology Hardware & Equipment                $ 578,892
               Semiconductor Equipment - 0.0 %
               Semiconductor Equipment - 0.0 %
185,000        Klac Instruments Corp 6.9%, 5/1/18                   $ 204,582
               Total Semiconductor Equipment                        $ 204,582
               Telecommunication Services - 1.4 %
               Integrated Telecommunication Services - 1.2 %
1,000,000      AT&T, Inc., 4.95%,  01/15/13                         $1,078,648
500,000        AT&T, Inc., 5.875%,  02/01/12                          538,050
335,000        Embarq Corp., 7.082%, 6/1/16                           369,447
350,000        France Telecommunication, 4.375%, 7/8/14               374,117
500,000        Telecom Italia Capital SA, 7.175%, 6/18/19             545,121
300,000        Telecom Italia Capital SA, 5.25%, 11/15/13             315,862
150,000        Verizon Communications, Inc., 8.75%, 11/1/18           189,582
                                                                    $3,410,827
               Wireless Telecommunication Services - 0.2 %
500,000        Vodafone Group Plc, 5.375%, 1/30/15                  $ 541,902
               Total Telecommunication Services                     $3,952,729
               Utilities - 1.5 %
               Electric Utilities - 1.3 %
175,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14$ 199,643
225,000        Commonwealth Edison, 6.15%, 9/15/17                    251,600
1,000,000      Consolidated Edison, 3.85%  06/15/13                  1,045,066
270,000        Enel Finance International SA, 5.125%, 10/7/19 (144A)  265,322
375,000        Entergy Gulf States, 5.7%, 6/1/15                      375,668
197,967        FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    204,250
105,800        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        103,684
200,000        Israel Electric Corporation Ltd., 7.25%, 1/15/19 (144  219,690
125,000        Nevada Power Co., 6.5%, 8/1/18                         139,660
615,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)      631,432
131,418        Orcal Geothermal 6.21%, 12/30/20 (144A)                122,673
100,000        Public Service of New Mexico, 7.95%, 5/15/18           106,697
250,000        West Penn Power Co., 5.95%, 12/15/17                   259,087
                                                                    $3,924,472
               Multi-Utilities - 0.1 %
300,000        NSG Holdings Inc., 7.75%, 12/15/25                   $ 273,000
               Total Utilities                                      $4,197,472
               Total Corporate Bonds
               (Cost  $57,898,124)                                  $63,670,865
               U.S. Government Agency Obligations - 7.7 %
255,184        Federal Home Loan Mortgage Corp., 5.0%, 11/1/34      $ 266,340
99,776         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        107,362
196,456        Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        208,368
115,438        Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         125,563
84,800         Federal Home Loan Mortgage Corp., 6.0%, 4/1/33          92,238
90,693         Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         99,617
146,194        Federal Home Loan Mortgage Corp., 6.5%, 5/1/32         161,074
167,023        Federal Home Loan Mortgage Corp., 7.0%, 10/1/46        183,321
347,499   0.00 Federal Home Loan Mortgage Corp., Floating Rate Note,  363,969
283,182        Federal National Mortgage Association, 4.5%, 11/1/20   297,736
2,048,336      Federal National Mortgage Association, 4.5%, 6/1/39   2,160,261
75,651         Federal National Mortgage Association, 5.0%, 12/1/17    80,742
73,708         Federal National Mortgage Association, 5.0%, 3/1/33     76,965
164,466        Federal National Mortgage Association, 5.0%, 5/1/18    175,160
466,539        Federal National Mortgage Association, 5.0%, 6/1/37    483,983
683,538        Federal National Mortgage Association, 5.5%, 10/1/35   722,528
169,418        Federal National Mortgage Association, 5.5%, 12/1/34   179,505
35,741         Federal National Mortgage Association, 5.5%, 2/1/18     38,611
46,071         Federal National Mortgage Association, 5.5%, 3/1/34     48,814
671,201        Federal National Mortgage Association, 5.5%, 5/1/37    707,877
24,588         Federal National Mortgage Association, 5.5%, 7/1/23     26,161
115,183        Federal National Mortgage Association, 5.5%, 8/1/14    120,614
23,475         Federal National Mortgage Association, 5.5%, 9/1/17     25,235
543,387        Federal National Mortgage Association, 5.50%, 12/1/35  574,382
18,556         Federal National Mortgage Association, 6.0%, 1/1/29     20,123
3,346          Federal National Mortgage Association, 6.0%, 1/1/29     3,609
195,864        Federal National Mortgage Association, 6.0%, 12/1/33   212,159
266,748        Federal National Mortgage Association, 6.0%, 12/1/37   284,106
17,814         Federal National Mortgage Association, 6.0%, 3/1/33     19,296
19,837         Federal National Mortgage Association, 6.0%, 8/1/32     21,500
7,127          Federal National Mortgage Association, 6.0%, 9/1/29     7,729
30,547         Federal National Mortgage Association, 6.5%, 10/1/32    33,656
62,242         Federal National Mortgage Association, 6.5%, 4/1/29     68,863
29,993         Federal National Mortgage Association, 6.5%, 7/1/29     33,046
78,747         Federal National Mortgage Association, 6.5%, 9/1/32     87,804
70,698         Federal National Mortgage Association, 6.50%, 12/1/21   77,893
234,289        Federal National Mortgage Association, 7.0%, 1/1/36    259,106
117,093        Federal National Mortgage Association, 7.0%, 10/1/19   130,840
2,005          Federal National Mortgage Association, 7.0%, 3/1/12     2,080
2,476          Federal National Mortgage Association, 8.0%, 10/1/30    2,775
6,554          Federal National Mortgage Association, 8.0%, 2/1/29     7,575
970            Federal National Mortgage Association, 8.0%, 2/1/30     1,123
12,068         Federal National Mortgage Association, 8.0%, 3/1/31     13,973
3,042          Federal National Mortgage Association, 8.0%, 4/1/20     3,517
1,064          Federal National Mortgage Association, 8.0%, 4/1/30     1,230
1,448          Federal National Mortgage Association, 8.0%, 5/1/31     1,674
1,205          Federal National Mortgage Association, 8.0%, 7/1/30     1,393
775,892        Federal National Mortgage Association, 5.0%, 11/1/38   804,357
680,130        Federal National Mortgage Association, 6.0%, 10/1/203  724,388
1,147,038      Federal National Mortgage Association, 5.5%, 12/1/38  1,209,714
225,000        France Government Bond OAT, 4.0%, 4/25/14              324,806
405,618        Ginnie Mae, 5.0%,  02/15/18                            433,170
427,192        Ginnie Mae, 5.0%,  02/15/18                            456,210
446,532        Ginnie Mae, 5.0%,  05/15/18                            476,863
705,658        Ginnie Mae, 5.0%,  06/15/19                            752,106
772,136        Ginnie Mae, 5.0%,  08/15/19                            823,860
183,569        Government National Mortgage Association II, 5.5%, 2/  196,096
967,739        Government National Mortgage Association,  6.0%, 9/15 1,039,382
125,744        Government National Mortgage Association, 4.5%, 4/15/  128,660
59,357         Government National Mortgage Association, 5.5%, 8/15/   63,523
49,453         Government National Mortgage Association, 5.5%, 9/15/   52,964
99,090         Government National Mortgage Association, 6.0%, 10/15  107,664
981            Government National Mortgage Association, 6.0%, 4/15/   1,060
3,810          Government National Mortgage Association, 6.0%, 8/15/   4,033
147,576        Government National Mortgage Association, 6.0%, 9/15/  159,792
74,849         Government National Mortgage Association, 6.5%, 10/15   82,984
141,959        Government National Mortgage Association, 6.5%, 5/15/  156,856
81,101         Government National Mortgage Association, 6.5%, 5/15/   88,953
101,170        Government National Mortgage Association, 6.50%, 06/1  111,217
191,027        Government National Mortgage Association, 6.50%, 11/2  211,993
110,801        Government National Mortgage Association, 6.50%, 12/1  122,293
5,902          Government National Mortgage Association, 7.0%, 4/15/   6,619
1,271          Government National Mortgage Association, 7.0%, 8/15/   1,425
6,587          Government National Mortgage Association, 7.5%, 1/15/   7,446
6,420          Government National Mortgage Association, 7.5%, 9/20/   7,228
3,835          Government National Mortgage Association, 8.0%, 2/15/   4,416
500,000        Tennessee Valley Authority 6.25%, 12/15/17             584,675
1,020,000      United States Treasury Bonds, 5.25%, 11/15/28         1,137,938
510,000        United States Treasury Notes, 5.375%, 2/15/31          579,009
1,750,000      United States Treasury Notes, 3.125%,  5/15/19        1,690,801
500,000        United States Treasury Notes, 3.625%, 2/15/20          498,516
300,000        United States Treasury Bonds, 3.375%, 11/15/19         293,742
                                                                    $21,966,255
               Total U.S. Government Agency Obligations
               (Cost  $21,344,049)                                  $21,966,255
               Municipal Bonds - 0.7 %
               Miscellaneous - 0.4 %
               Miscellaneous
1,000,000      State of California, 5.45%,  04/01/15                $1,037,270
               Miscellaneous                                        $1,037,270
               Government - 0.3 %
               Municipal  General - 0.3 %
420,000        State of California, 6.2%, 3/1/19                    $ 439,123
500,000        State of Illinois, 1.395%, 2/1/11                      500,630
                                                                    $ 939,753
               Total Government                                     $ 939,753
               Total Municipal Bonds
               (Cost  $1,924,662)                                   $1,977,023
Principal
Amount ($)     Temporary Cash Investments  - 4.4%                      Value
               Securities Lending Collateral  - 4.4% (d)
               Certificates of Deposit:
296,203        Bank of Nova Scotia, 0.2%, 6/1/10                    $ 296,203
327,658        Barclays, 0.30%, 7/23/10                               327,658
327,660        BBVA NY, 0.265%, 6/1/10                                327,660
99,651         BNP Paribas, 0.70%, 6/4/10                             99,651
360,423        CBA Financial, 0.27%, 1/3/11                           360,423
327,658        Deutschebank, 0.30%, 7/19/10                           327,658
327,658        DnB NOR Bank ASA NY, 0.19%, 5/19/10                    327,658
327,664        Rabobank Nederland NY, 0.19%, 7/6/10                   327,664
327,658        Royal Bank of Canada, 0.26%, 1/21/11                   327,658
327,658        Svenska NY, 0.265%, 7/19/10                            327,658
                                                                    $3,049,891
               Commercial Paper:
131,063        American Honda Finance, 0.28%, 4/5/11                $ 131,063
373,108        Bank of America, 0.85%, 5/12/10                        373,108
43,354         Caterpillar Financial Services, 0.34%, 8/20/10         43,354
163,795        CBAPP, 0.20%, 6/7/10                                   163,795
131,050        Ciesco, 0.19%, 5/20/10                                 131,050
327,500        CLIPPR, 0.28%, 7/2/10                                  327,500
296,580        CME, Inc., 0.90%, 8/6/10                               296,580
327,628        FASCO, 0.19%, 5/18/10                                  327,628
35,711         GE Capital Corp., 0.31%, 10/6/10                       35,711
35,468         GE Capital Corp., 0.35%, 10/21/10                      35,468
98,339         GE Capital Corp., 0.43%, 8/20/10                       98,339
163,807        GE, 0.30%, 1/26/11                                     163,807
262,122        HNDAF, 0.17%, 5/4/10                                   262,122
393,185        INDFG, 0.20%, 5/3/10                                   393,185
32,765         INDFG, 0.21%, 5/4/10                                   32,765
36,539         John Deere Capital Corp., 0.33%, 7/16/10               36,539
277,233        JPMorgan Chase & Co., 0.57%, 9/24/10                   277,233
196,570        Kithaw, 0.20%, 5/24/10                                 196,570
134,291        Kithaw, 0.16%, 5/5/10                                  134,291
130,983        NABPP, 0.28%, 7/19/10                                  130,983
131,057        Old LLC, 0.18%, 5/11/10                                131,057
131,062        Ranger, 0.18%, 5/3/10                                  131,062
371,504        Santander, 0.30%, 7/23/10                              371,504
327,490        SOCNAM, 0.28%, 7/6/10                                  327,490
98,295         SRCPP, 0.19%, 5/6/10                                   98,295
229,249        SRCPP, 0.26%, 7/7/11                                   229,249
63,682         STRAIT, 0.18%, 5/7/10                                  63,682
131,040        STRAIT, 0.20%, 6/2/10                                  131,040
163,821        TB LLC, 0.19%, 5/10/10                                 163,821
163,788        TB LLC, 0.23%, 6/9/10                                  163,788
327,658        Toyota Motor Credit Corp., 0.23%, 1/10/11              327,658
50,201         US Bancorp, 0.30%, 5/28/10                             50,201
70,221         US Bancorp, 0.65%, 5/6/10                              70,221
32,780         US Bancorp, 0.66%, 6/4/10                              32,780
327,431        VARFUN, 0.29%, 7/26/10                                 327,431
196,609        Wachovia, 0.36%, 3/22/11                               196,609
92,352         Wal Mart Stores, Inc., 0.22%, 7/1/10                   92,352
131,032        WFC, 0.33%, 12/2/10                                    131,032
327,599        WSTPAC, 0.25%, 5/27/10                                 327,599
                                                                    $6,957,962
               Tri-party Repurchase Agreements:
491,487        Barclays, 0.18%, 5/3/10                              $ 491,487
1,005,706      Deutsche Bank, 0.02%, 4/1/10                          1,005,702
982,973        RBS Securities, Inc., 0.01%, 4/1/10                    982,973
                                                                    $2,480,162
               Total Securities Lending Collateral                  $12,488,015
               Total Temporary Cash Investments
               (Cost  $12,488,015)                                  $12,488,015
               TOTAL INVESTMENT IN SECURITIES - 103.1%
               (Cost  $254,006,764) (a)                             $292,861,410
               OTHER ASSETS AND LIABILITIES - (3.1)%                $(8,877,093)
               TOTAL NET ASSETS - 100.0%                            $283,984,317

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2010, the value of these securities amounted to $7,988,342 or 2.8% of total net assets.

(a) At April 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $254,006,764 was as follows:

               Aggregate gross unrealized gain for all investments
               in which there is an excess of value over tax cost   $43,331,914

               Aggregate gross unrealized loss for all investments
               in which there is an excess of tax cost over value   (4,477,268)

               Net unrealized gain                                  $38,854,646

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

(c)            At April 30, 2010, the following securities were out on loan:

Principal
Amount ($)                           Security                          Value
390,000        First Data Corp., 9.875%, 9/24/15                    $ 360,059
200,000        Macquarie Group Ltd., 6.0%, 1/14/20                    207,769
138,000        Simon Property Group LP, 6.75%, 5/15/14                158,486
Shares
38,600         Check Point Software Technologies, Ltd. *             1,374,932
46,600         Diamond Offshore Drilling, Inc.                       3,686,060
104,300        Frontier Communications Corp.                          830,228
1,200          GameStop Corp. *                                       29,172
400,000        General Electric Capital Corp., 6.75%, 3/15/32         439,603
3,800          MasterCard, Inc.                                       942,552
45,500         Microchip Technology, Inc.                            1,329,055
53,400         Nokia Corp. (A.D.R.)                                   649,344
19,400         Nuance Communications, Inc. *                          354,438
2,600          Rio Tinto Plc (A.D.R.)                                 561,340
24,000         Vertex Pharmaceuticals, Inc. *                         930,480
               Total                                              $11,853,518

(d) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:
                                Level 1     Level 2    Level 3    Total
Asset backed securities           $0     $2,932,994      $0    $2,932,994
Collateralized mortgage oblig      0     10,642,492       0    10,642,492
Corporate bonds                    0     63,670,865       0    63,670,865
Convertible corporate bonds        0         73,594       0        73,594
Municipal bonds                    0      1,977,023       0     1,977,023
U.S. government agency oblig       0     21,966,255       0    21,966,255
Common stocks            178,221,471              0       0   178,221,471
Preferred stock              888,701              0       0       888,701
Temporary cash investments         0     12,488,015       0    12,488,015
Total                   $179,110,172   $113,751,238      $0  $292,861,410

               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                              Asset
                                                            Backed
                                                         Securities
Balance as of 7/31/10                                     $143,615
Realized gain (loss)                                            35
Change in unrealized gain (loss)                           (39,835)
Net purchases (sales)                                       (1,563)
Transfers in and out of Level 3                           (102,252)
Balance as of 4/30/10                                           $0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.